INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets, net consisted of the following:
	As of June 30,
	2026	2025
Patents	$3,095,165	$2,076,632
Less: accumulated amortization	(209,117)	(53,714)
Intangible assets, net	$2,886,048	$2,022,918

SCHEDULE OF FUTURE ESTIMATED AMORTIZATION EXPENSE
For the years ended June 30,	Amount
2027	$204,092
2028	204,092
2029	204,092
2030	204,092
2031	204,092
Thereafter	1,865,588
Total	$2,886,048